Convertible notes at fair value - Schedule of Details of Conversion of Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Aug. 11, 2020	Jul. 30, 2020	Jul. 24, 2020	Jun. 30, 2020	Feb. 18, 2020	Feb. 03, 2020	Mar. 01, 2019	Feb. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Bank borrowings
Principal amount converted									$ 50,550	$ 3,000
Number of ADSs converted									13,654,070	820,482
Fair value of converted convertible notes as of the conversion date									$ 68,895	$ 4,431
2018 Notes
Bank borrowings
Principal amount converted	$ 2,000		$ 1,000	$ 1,000			$ 2,000	$ 1,000
Number of ADSs converted	536,596		236,546	248,050			536,594	283,888
Conversion price per ADS US$	$ 3.73		$ 4.23	$ 4.03			$ 3.73	$ 3.52
Fair value of converted convertible notes as of the conversion date	$ 4,327		$ 1,752	$ 1,551			$ 2,800	$ 1,631
November 2019 Notes
Bank borrowings
Principal amount converted					$ 20,000
Number of ADSs converted					5,128,206
Conversion price per ADS US$					$ 3.90
Fair value of converted convertible notes as of the conversion date					$ 20,282
December 2019 Notes
Bank borrowings
Principal amount converted					$ 10,000
Number of ADSs converted					2,564,102
Conversion price per ADS US$					$ 3.90
Fair value of converted convertible notes as of the conversion date					$ 9,989
January 2020 Notes
Bank borrowings
Principal amount converted						$ 3,450
Number of ADSs converted						1,088,876
Conversion price per ADS US$						$ 3.17
Fair value of converted convertible notes as of the conversion date						$ 4,346
July 2020 Notes
Bank borrowings
Principal amount converted		$ 13,100
Number of ADSs converted		3,851,694
Conversion price per ADS US$		$ 3.40
Fair value of converted convertible notes as of the conversion date		$ 26,648